Other Current Assets and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Other Current Assets and Other Assets [Abstract]
Schedule of Other Current Assets	Other current assets consisted of the following at June 30, 2023 (unaudited) and December 31, 2022:
	June 30,	December 31,
	2023	2022

Prepaid insurance	$409,216	$244,215
Prepaid third party services	117,875	135,405
Unamortized credit facility fees	-	199,156
Other	245,852	150,566
	$772,943	$729,342
Other current assets consisted of the following at December 31, 2022 and 2021:
	2022	2021

Prepaid Insurance	$244,215	$223,318
Unamortized working capital facility fees - current	199,156	-
Prepaid Third Party Services	135,405	276,085
Other	150,566	3,318
	$729,342	$502,721

Schedule of Other Assets	Other assets consisted of the following at June 30, 2023 (unaudited) and December 31, 2022:
	June 30,	December 31,
	2023	2022

Unamortized working capital facility fees	$-	$248,945
Other	-	1,438
	$-	$250,383
Other assets consisted of the following at December 31, 2022 and 2021:
OTHER ASSETS
	2022	2021

Unamortized working capital facility fees - non current	$248,945	$-
Other	1,438	2,501
	$250,383	$2,501